PACE® Select Advisors Trust

May 17, 2023

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2022, as supplemented.

Includes:

• UBS Government Money Market Investments Fund

• PACE® Mortgage-Backed Securities Fixed Income Investments

• PACE® Intermediate Fixed Income Investments

• PACE® Strategic Fixed Income Investments

• PACE® Municipal Fixed Income Investments

• PACE® Global Fixed Income Investments

• PACE® High Yield Investments

• PACE® Large Co Value Equity Investments

• PACE® Large Co Growth Equity Investments

• PACE® Small/Medium Co Value Equity Investments

• PACE® Small/Medium Co Growth Equity Investments

• PACE® International Equity Investments

• PACE® International Emerging Markets Equity Investments

• PACE® Global Real Estate Securities Investments

• PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the portfolio management team for UBS Asset Management (Americas) Inc., the funds' manager ("UBS AM"). Effective as of May 12, 2023, Gina Toth no longer serves as an officer of the Trust and is no longer a portfolio manager for certain funds. In addition, effective as of May 12, 2023, Eileen Wong has been added as a portfolio manager for certain funds.

Second, this supplement updates certain information regarding Alan S. Bernikow, the Chairman of the Board of Trustees of the Trust.

ZS-1222

I. Portfolio Management

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to Gina Toth in the Prospectuses and SAI are deleted in their entirety.

The section captioned "Fund summary" and sub-captioned "Portfolio management team" for each of PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments and PACE High Yield Investments in the Prospectuses is revised by replacing the first bullet point of that section in its entirety with the following:

• UBS AM—Mabel Lung, CFA, Managing Director and Portfolio Manager and Fred Lee, CFA, Executive Director and Portfolio Manager, have been portfolio managers of the fund since 1995 and 2009, respectively. David Kelly, Executive Director and Portfolio Manager and Christopher Andersen, CFA, Executive Director and Portfolio Manager, have been portfolio managers of the fund since May 2021. Eileen Wong, Director and Portfolio Manager, has been a portfolio manager of the fund since May 2023.

The section captioned "Management" and sub-captioned "All Funds" beginning on page 152 of the Multi-Class Prospectus and page 143 of the Class P2 Prospectus, and the section captioned "Management" and sub-captioned "All Funds (except UBS Government Money Market Investments Fund)" on page 154 of the Class P Prospectus, is revised by replacing the first paragraph of that section in its entirety with the following:

UBS AM utilizes a team approach in managing each fund. Mabel Lung, Fred Lee, David Kelly, Christopher Andersen and Eileen Wong are jointly and primarily responsible for the day-to-day management of PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments and PACE High Yield Investments. Mabel Lung, Fred Lee, Mayoor Joshi, Edward Eccles, Christopher Andersen, Sofia Westerlund and Shu-Han Hsu are jointly and primarily responsible for the day-to-day management of PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments and PACE Global Real Estate Securities Investments. Mabel Lung, Fred Lee, Edward Eccles, Christopher Andersen, David Kelly and Mayoor Joshi are jointly and primarily responsible for the day-to-day management of PACE Alternative Strategies Investments. UBS AM uses "associated persons" employed by an affiliate of UBS AM, UBS AM (UK), in its provision of investment advisory services to the fund under a "participating affiliate" arrangement.

The same section of each Prospectus is revised by adding the following as the last paragraph of that section:

Eileen Wong is a portfolio manager for the Americas House View Portfolios within Managed Account Solutions in UBS AM, a role she has held since 2020. In this role, Ms. Wong is responsible for managing portfolios offered to UBS Wealth Management clients. Ms. Wong's research coverage includes broad fixed income and global sustainable fixed income investments. Ms. Wong is also a member of the Managed Account Solutions Investment Committee, where she is responsible for reviewing and approving investment strategies prior to implementation. Prior to joining UBS AM, Ms. Wong spent 10 years as a portfolio manager in the Investment Management group of UBS Global Wealth Management, where she was responsible for fixed income research and strategy selection, portfolio construction and management of multi-asset portfolios. She was a member of the Investment Management Investment Committee and was also a member of the Investment Management Research Committee. Ms. Wong

joined UBS Financial Services' Taxable Fixed Income Strategy Group in 2000 as a Taxable Fixed Income Strategist. Prior to joining UBS in 2000, Ms. Wong worked for Moody's Investors Service Inc. as a Senior Associate.

The section captioned "Portfolio managers" and sub-captioned "All funds—UBS Asset Management (Americas) Inc." beginning on page 159 of the SAI is revised by replacing the first paragraph of that section in its entirety with the following:

UBS AM utilizes a team approach in managing each fund. The portfolio managers for PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments and PACE High Yield Investments are Mabel Lung, Fred Lee, David Kelly, Christopher Andersen and Eileen Wong. The portfolio managers for PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments and PACE Global Real Estate Securities Investments are Mabel Lung, Fred Lee, Edward Eccles, Christopher Andersen, Mayoor Joshi, Sofia Westerlund and Shu-Han Hsu. The portfolio managers for PACE Alternative Strategies Investments are Mabel Lung, Fred Lee, Edward Eccles, Christopher Andersen, David Kelly and Mayoor Joshi. The following tables provide information relating to other accounts managed by the portfolio managers as of July 31, 2022 (in the case of Mabel Lung, Fred Lee, Mayoor Joshi, David Kelly, Christopher Andersen and Edward Eccles), October 31, 2022 (in the case of Sofia Westerlund and Shu-Han Hsu) or March 31, 2023 (in the case of Eileen Wong):

The same section of the SAI is revised by inserting the following as the last table of that section:

Eileen Wong:

	Registered investment companies*	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	0	0	16,343
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$4,400
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*  Does not include the PACE funds managed by portfolio manager as such portfolio manager commenced managing such funds on May 12, 2023

The same section of the SAI is revised by replacing the first paragraph under the sub-caption "Ownership of fund shares" with the following:

Ownership of fund shares. The following table sets forth the dollar ranges of equity securities in the funds beneficially owned by each portfolio manager as of July 31, 2022 (in the case of Mabel Lung, Fred Lee, Mayoor Joshi, David Kelly, Christopher Andersen and Edward Eccles), October 31, 2022 (in the case of Sofia Westerlund and Shu-Han Hsu) or March 31, 2023 (in the case of Eileen Wong):

The same section of the SAI is revised by inserting the following as the last table under the sub-caption "Ownership of fund shares":

Portfolio Manager/Fund	Range of shares owned
Eileen Wong PACE Mortgage-Backed Securities Fixed Income Investments	None
PACE Intermediate Fixed Income Investments	None

Portfolio Manager/Fund	Range of shares owned
PACE Strategic Fixed Income Investments	None
PACE Municipal Fixed Income Investments	None
PACE Global Fixed Income Investments	None
PACE High Yield Investments	None

II. Board of Trustees

The section captioned "Organization of the Trust; trustees and officers; principal holders and management ownership of securities" of the SAI is revised by replacing the entry for Alan S. Bernikow in the following table of that section in its entirety with the following:

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 82 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee and Chairman of the Board of Trustees	Since 2005 (Trustee); since 2022 (Chairman of the Board of Trustees)

Mr. Bernikow is retired. Previously, he was director of Revlon, Inc. (cosmetics) (and served as the chair of its audit committee and as the chair of its compensation committee), and the deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to 2017, Mr. Bernikow was also director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).

				Mr. Bernikow is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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UBS Asset Management (Americas) Inc.